RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation of key management personnel
Disclosure of transactions between related parties [line items]
Salaries and short-term benefits	$ 9.1	$ 8.0	$ 10.2
Share-based compensation	(0.8)	1.3	4.1
Termination and other long-term benefits	4.1	0.9	1.3
Total compensation	12.4	10.2	15.6
Operating transactions
Disclosure of transactions between related parties [line items]
Purchases and rent charges included in purchase of goods and services	13.3	12.6	7.0
Amount of acquired property, plant and equipment and intangible assets from affiliated corporations	4.6	0.0
Sales to an affiliated corporation	7.8	3.7	3.8
Management arrangements
Disclosure of transactions between related parties [line items]
Amount received included as reduction in employee costs	2.4	2.4	2.4
Management fees	2.2	2.2	2.2
Tax transactions
Disclosure of transactions between related parties [line items]
Non-capital losses	7.0	38.7	59.0
Cash consideration	$ 1.8	$ 10.0	$ 14.9
Advance from parent corporation
Disclosure of transactions between related parties [line items]
Percentage of Interest on Advance From Related Party	1.00%